Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED APRIL 27, 2020

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED DECEMBER 27, 2019, OF CLASS L SHARES OF

WESTERN ASSET INSTITUTIONAL GOVERNMENT RESERVES (THE “FUND”)

Effective April 27, 2020, Legg Mason Partners Fund Advisor, LLC (the “Manager”) has agreed to further reduce Class L shares’ expenses. Therefore, the following replaces the fee table and footnotes and expense example in the section of the Fund’s Summary Prospectus and Prospectus entitled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%)[1]
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.20
Distribution and/or service (12b-1) fees	0.10
Other expenses	0.02
Total annual fund operating expenses[1]	0.32
Fees waived and/or expenses reimbursed[2]	(0.12)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[3]	0.20

[1]
The Fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the Fund and its allocated share of fees and expenses of Government Portfolio. Provisions in the fund’s management agreement require the aggregate management fee of the fund and Government Portfolio not to exceed 0.20% (at the Fund’s current asset level). The gross expenses in the financial highlights do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid to Government Portfolio.

[2]
The Manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.20% for Class L shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The Manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will the Manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the limit described above or any other lower limit then in effect.

[3]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense cap, as applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated

•
Your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class L (with or without redemption at end of period)	20	90	167	392

The fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Western Asset Institutional Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED APRIL 27, 2020

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED DECEMBER 27, 2019, OF CLASS L SHARES OF

WESTERN ASSET INSTITUTIONAL GOVERNMENT RESERVES (THE “FUND”)

Effective April 27, 2020, Legg Mason Partners Fund Advisor, LLC (the “Manager”) has agreed to further reduce Class L shares’ expenses. Therefore, the following replaces the fee table and footnotes and expense example in the section of the Fund’s Summary Prospectus and Prospectus entitled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%)[1]
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.20
Distribution and/or service (12b-1) fees	0.10
Other expenses	0.02
Total annual fund operating expenses[1]	0.32
Fees waived and/or expenses reimbursed[2]	(0.12)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[3]	0.20

[1]
The Fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the Fund and its allocated share of fees and expenses of Government Portfolio. Provisions in the fund’s management agreement require the aggregate management fee of the fund and Government Portfolio not to exceed 0.20% (at the Fund’s current asset level). The gross expenses in the financial highlights do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid to Government Portfolio.

[2]
The Manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.20% for Class L shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The Manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will the Manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the limit described above or any other lower limit then in effect.

[3]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense cap, as applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated

•
Your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class L (with or without redemption at end of period)	20	90	167	392

The fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The Fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the Fund and its allocated share of fees and expenses of Government Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense cap, as applicable.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the Fund for the time periods indicated
  Your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a "master/feeder" structure.
Western Asset Institutional Government Reserves | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.32%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.20%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 20
3 years	rr_ExpenseExampleYear03	90
5 years	rr_ExpenseExampleYear05	167
10 years	rr_ExpenseExampleYear10	392
1 year	rr_ExpenseExampleNoRedemptionYear01	20
3 years	rr_ExpenseExampleNoRedemptionYear03	90
5 years	rr_ExpenseExampleNoRedemptionYear05	167
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 392

[1]	The Fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the Fund and its allocated share of fees and expenses of Government Portfolio. Provisions in the fund’s management agreement require the aggregate management fee of the fund and Government Portfolio not to exceed 0.20% (at the Fund’s current asset level). The gross expenses in the financial highlights do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid to Government Portfolio.
[2]	The Manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.20% for Class L shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The Manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will the Manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the limit described above or any other lower limit then in effect.
[3]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense cap, as applicable.